SIGNIFICANT ACCOUNTING POLICIES (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility (weighted average)		48.90%	54.30%
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life	6 years	6 years	6 years
Expected exercise factor	$ 1.5
Dividend yield	0.00%	0.00%	0.00%
Expected volatility (weighted average)		48.94%	54.29%
Maximum [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise factor		$ 2	$ 2
Expected volatility (weighted average)	44.10%
Risk-free interest rate	1.80%	1.90%	2.10%
Minimum [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise factor		$ 1.5	$ 1.5
Expected volatility (weighted average)	43.00%
Risk-free interest rate	1.60%	1.80%	1.00%